Annual Total Returns- SP MidCap 400 Pure Value Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP MidCap 400 Pure Value Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.19%)	14.85%	34.34%	5.89%	(12.84%)	27.34%	12.31%	(19.68%)	20.83%	5.74%